SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs were related to the warrant liabilities	$ 1,442,918			$ 1,442,918
Transaction costs incurred in connection with IPO		$ 86,544	$ 0	$ 86,544
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive	9,870,000			9,870,000
Cash, FDIC Insured Amount	$ 250,000			$ 250,000
Cash	$ 232,935			$ 724,410